Submission	1 Months Ended
Oct. 31, 2026
Submission [Line Items]
Central Index Key	0001645113
Registrant Name	NovoCure Limited
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES